GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 29, 2017
GOODWILL AND OTHER INTANGIBLE ASSETS
Schedule of changes in carrying value of goodwill by reporting unit

	December 30,	Additions /	December 29,
	2016	Adjustments	2017
Reporting Unit:
Energy	$21,198,000	$16,237,000	$37,435,000
Engineering and Consulting	749,000	—	749,000
	$21,947,000	$16,237,000	$38,184,000

Schedule of gross amounts and accumulated amortization of the Company's acquired identifiable intangible assets with finite useful lives

	December 29, 2017		December 30, 2016
	Gross	Accumulated	Gross	Accumulated	Amortization
	Amount	Amortization	Amount	Amortization	Period (yrs)
Backlog	$1,398,000	$989,000	$1,398,000	$639,000	5
Tradename	3,779,000	2,050,000	2,739,000	1,142,000	2.5 - 6.0
Non-compete agreements	1,331,000	745,000	1,331,000	463,000	4
License to bid	308,000	308,000	308,000	308,000	1
Developed Technology	2,760,000	144,000	—	—	8
In-process Research & Technology	1,650,000	—	—	—	10
Customer relationships	4,960,000	1,284,000	3,260,000	543,000	5.0 - 8.0
	$16,186,000	$5,520,000	$9,036,000	$3,095,000

Schedule of estimated amortization expense for acquired identifiable intangible assets

Fiscal year:
2018	$2,847,000
2019	1,982,000
2020	1,570,000
2021	1,005,000
2022	896,000
Thereafter	2,366,000
$10,666,000